Lease liabilities (Tables)	9 Months Ended
May 31, 2024
Lease liabilities
Summary of lease liabilities

	As at	As at
	May 31,	August 31,
	2024	2023
	$	$
Opening balance	2,641,794	2,415,549
Additions	38,283	921,498
Repayment	(517,497)	(726,893)
Interest on lease liability	97,829	139,132
Lease termination	—	(151,800)
Deconsolidation on sale of subsidiary	(937,427)
Currency translation	15,285	44,308
Closing balance	1,338,267	2,641,794

Current	435,427	647,638
Non-current	902,840	1,994,156
	1,338,267	2,641,794

Future undiscounted lease payments

$
Less than one year	497,033
One to five years	949,021
1,446,054